Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY

NOTE 11:- EQUITY

a.	Changes in share capital:

Number of
Shares (issued and outstanding)

Balance as of January 1, 2016	*) 75,994,888

Issuance of shares in private placement	5,783,437
Exercise of share options	4,000
Issuance of shares in an IPO	25,846,160

Balance as of December 31, 2016	*) 107,628,485

Issuance of shares in baby shelf offering	10,622,720
Exercise of share options	1,484,154
ADS granted (see Note 12c)	450,300

Balance as of December 31, 2017	*) 120,185,659

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.

1.	On April 20, 2015, the Company published an offering under the shelf registration statement and prospectus dated November 25, 2014, pursuant to which the public was offered up to 4,500,000 shares and up to 4,500,000 options (Series 1), exercisable into 4,500,000 ordinary shares of the Company. The Company exercised its right for an over-allotment not to exceed 15% of the total securities offered through the offering, such that in total, the Company issued 4,523,500 ordinary shares and 4,523,500 options (Series 1) of the Company. The total gross proceeds received by the Company in respect of the securities offered to the public according to the shelf offering totaled NIS 6,604 (proceeds net of issuance costs amounted to NIS 6,292).

2.	During June 2015, 341,073 unlisted options were exercised for 341,073 shares of the Company, in consideration for a total of NIS 104.

3.	In February 2016, the Company completed a private placement of shares and warrants for a total of approximately NIS 8,000 and issued 5,783,437 ordinary shares as well as 1,927,801 unlisted warrants exercisable for a period of 12 months, at an exercise price of NIS 2.1 per warrant. Participants in the private placement also included related parties and an officer of the Company. On May 16, 2016 the Company’s shareholders, at a general meeting approved the participation of the controlling shareholder and Chairman of the Board, Nuriel Kasbian Chirich, in the private placement, and accordingly he was allotted 287,769 shares and 95,923 unlisted warrants of the Company on the same terms as the rest of the offerees. On January 9, 2017, the Company’s shareholders, at general meeting of the Company's shareholders approved the extension of the exercise period of the warrants until March 7, 2018.

4.	On July 28, 2016 the Company completed a US initial public offering (the “IPO”) of 1,292,308 ADSs and listed warrants to purchase 969,231 ADSs (the “Listed Warrants”) at a combined price to the public of $6.50 resulting in gross proceeds of NIS 32,107, (NIS 25,820 net of all issuance costs, including share-based awards granted). An amount of NIS 23,269 out of the consideration was related to the ADS and classified as equity component, while an amount of NIS 3,173 was related to the fair value of the Listed Warrants to ADS and was classified as a liability. Issuance costs amounting to NIS 622 associated with the issuance of the Listed Warrants and have been recognized as finance expenses.

Each Listed Warrants is exercisable into one ADS, for a period of five years at an exercise price of US$ 7.50 per warrant. Since the warrant exercise price is in US dollars, which is not the Company's functional currency, the Listed Warrants were classified as a financial liability at fair value and are marked to market through profit or loss in accordance with IAS 39.

The Company granted the underwriters a 45-day over-allotment to purchase up to 193,846 additional ADSs at a price of US$ 6.038 per ADS and/or an additional Listed Warrants to purchase 145,385 ADSs, on the same terms as the warrants issued to the public, at a price of US$ 0.007 per warrant. The underwriters partially exercised the over-allotment option resulting in the issuance of 65,890 Listed Warrants. The option to the Underwriters was recognized as a share based payment transaction in accordance with IFRS 2, and was netted off the total consideration as issuance cost.

Furthermore, the Company issued to the underwriters unlisted warrants to purchase 77,538 ADSs at an exercise price of $8.80 per warrant convertible at a 1:1 ratio and exercisable for a period of four years. The underwriters' unlisted warrants were classified as a share based payment transaction in accordance with IFRS 2 and netted off the total consideration as issuance cost. On April 4, 2017, underwriters’ warrants to purchase 61,487 ADSs were exercised.

5.	On May 9, 2017, the Company's shareholders, at a general shareholders' meeting approved the following changes in the terms of the options (Series 1): (i) extension of the expiration date options (Series 1) to a date that is 80 days from court approval for such of the exercise period of the options (Series 1) (i.e. August 17, 2017, following court approval), and (ii) reduction in the exercise price of the options (Series 1) from NIS 1.85 per option to NIS 1.20 per option, in accordance with Section 350 of the Israeli Companies Law. On May 29, 2017, the court approved the changes to the options (Series 1). On August 17, 2017 the options (Series 1) expired.

6.	Between July 1, 2017, and August 16, 2017, an aggregate of 516,574 options (Series 1) were exercised. Each option (Series 1) was exercised into one ordinary share at an exercise price of NIS 1.20 per option.

7.	On September 7, 2017, the Company sold to certain accredited investors an aggregate of 531,136 ADSs and 265,568 unregistered warrants to purchase 265,568 ADSs in a registered direct offering at $8.10 per ADS in which it raised gross proceeds of NIS 15,214, (NIS 13,970 net of all issuance costs, including share-based awards granted). An amount of NIS 11,695 out of the consideration related to the ADSs and classified as equity component, while an amount of NIS 2,481 related to the fair value of the warrants to purchase ADSs and was classified as a liability. Issuance costs amounting to NIS 204 associated with the issuance of the warrants, have been recognized as finance expenses. The investor warrants may be exercised for one year from issuance and have an exercise price of $12.07 per ADS, subject to adjustment as set forth therein. The investor warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants. The Company paid approximately $140 in placement agent fees and expenses and issued unregistered placement agent warrants to purchase 7,492 ADSs on the same general terms as the investor warrants except they have an exercise price of $10.125 per ADS.

Since the warrant exercise price is in US dollars, which is not the Company's functional currency, the unregistered warrants to purchase ADS were classified as a financial liability at fair value and are marked to market through profit or loss in accordance with IAS 39.

The placement agent warrants were classified as a share based payment transaction in accordance with IFRS 2 and netted off the total consideration as issuance cost.

b.	Rights related to ordinary shares

All ordinary shares shall have equal rights and each ordinary share shall entitle the holder the following rights:

1.	The right to receive notices of any general meeting of shareholders, to participate in meetings and vote on any matter raised in the meeting. Each ordinary share entitles its holder to one vote.

2.	The right to participate in any distribution by the Company to its shareholders and receive dividends and / or bonus shares, if distributed in accordance with the Company articles of association.

3.	The right to participate at the time of liquidation of the Company, in the distribution of the Company's assets permitted to be distributed in proportion to the number of shares allocated and the degree of repayment by the shareholders, if not fully paid, and subject to the provisions of the articles of association of the Company and without prejudice to existing rights of shareholders of any kind.